Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2013
Earnings per Share [Abstract]
Earnings per share [Text Block]

18.	Earnings / (Loss) per Share:

The calculation of net earnings / (loss) per common share is summarized below:

For the years ended December 31
	2013	2012	2011
Basic:
Net income / (loss)	10,907	(193,768)	(197,756)

Weighted average common shares outstanding - basic	11,958,140	11,576,576	7,314,636
Net income / (loss) per common share - basic	$0.91	$(16.74)	$(27.04)

Diluted:
Net income / (loss)	10,907	(193,768)	(197,756)

Weighted average common shares outstanding - basic	11,958,140	11,576,576	7,314,636
Non-vested equity incentive shares	1,136	-	-
Weighted average common shares outstanding - diluted	11,959,276	11,576,576	7,314,636

Net income / (loss) per common share - diluted	$0.91	$(16.74)	$(27.04)

Non-vested shares issued under the Equity Incentive Plan (Note 19) of 2,218 and 3,332 are excluded from the diluted EPS calculation for the years ended December 31, 2012 and 2011, respectively, due to their anti-dilutive effect.

As of December 31, 2013, 2012 and 2011 all outstanding warrants to acquire 1,138,917, 1,138,917 and 1,138,917 shares of common stock, respectively, were anti-dilutive. The underwriters' purchase options (common shares of 66,667 and warrants of 1,000,000) which expired in September 24, 2012 were also anti-dilutive for the year ended December 31, 2011.

Thus, as of December 31, 2013, 2012 and 2011, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:

	2013	2012	2011
Private warrants	1,138,917	1,138,917	1,138,917
Non-vested shares	-	2,218	3,332
Underwriters purchase options - common shares	-	-	66,667
Underwriters purchase options - warrants	-	-	1,000,000
Total	1,138,917	1,141,135	2,208,916